Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 1,716	$ 1,754	$ 5,838
Service cost	35	5	275
Interest cost	20	5	91
Actuarial loss (gain)	142	(8)	72
Benefits paid	(110)	(40)	(450)
Disposal of subsidiary			(4,072)
Projected benefit obligation at end of year	1,803	1,716	1,754
Change in plan assets
Fair value of plan assets at beginning of year	1,551	1,487	5,410
Actual return on plan assets	48	49	98
Employer contributions	70	49	85
Benefits paid	(30)	(34)	(448)
Disposal of subsidiary			(3,658)
Fair value of plan assets at end of year	1,639	1,551	1,487
Funded status recognized as an other liabilities	$ (164)	$ (165)	$ (267)